Share-Based Payment	12 Months Ended
Dec. 31, 2021
Share-Based Payment [Abstract]
Share-based payment

Note 19 – Share-based payment

A.	During 2019, the Company granted to employees, officers and consultants 6,029,000 non-tradable share options, which are exercisable into 6,029,000 Ordinary Shares. The share options vest over a period of three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date, in consideration for an exercise price ranging between $0.14 to $0.17 for each share option. Some of the share options include a cashless exercise mechanism.

During 2019, the Company granted to employees 2,723,500 restricted shares units (“RSUs”). The RSUs represent the right to receive Ordinary Shares at a future time and vest over a period of three years.

During 2020, the Company granted to employees, officers and consultants 6,930,000 non-tradable share options and RSUs, which are exercisable into 5,400,000 Ordinary Shares. The share options vest over a period of three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date in consideration for an exercise price ranging between $0.70 to $4.12 for each share option. Some of the share options include a cashless exercise mechanism.

During 2021, the Company granted to employees, officers and consultants 10,967,162 non-tradable share options and RSUs, which are exercisable into 10,967,162 Ordinary Shares. The share options vest over a period of three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date, in consideration for an exercise price ranging between $0 to $7.5 for each share option. Some of the share options include a cashless exercise mechanism.

During 2020, the Company granted to underwriters in public offerings in the U.S. an aggregate of 7,365,289 warrants, which are exercisable into 7,365,289 Ordinary Shares. The exercise prices range between $0.875 to $9.375 for each warrant. The warrants are exercisable 6 months from the issuance date and expire 5 years after the issuance date.

During 2021, the Company granted to underwriters in public offering in the U.S. an aggregate of 1,137,500 warrants, which are exercisable into 1,137,500 Ordinary Shares. The exercise price is $11.875 for each warrant. The warrants are exercisable 6 months from the issuance date and expire 4 years after the issuance date.

B.

In July 2019, the Company issued non-tradable share options to purchase 2,545,000 Ordinary Shares to directors of the Company at an exercise price of $0.15 per share. One third of the share options will vest after one year from the grant date, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.

In July 2020, the Company issued non-tradable share options to purchase 440,000 Ordinary Shares to directors of the Company at an exercise price of $0.70 per share. The share options are vested over a period of no more than 3 years from the grant date. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.

In December 2019, the Company signed an agreement for options grants on January 2, 2020, to purchase 286,172 ADSs with Yoav Stern, the Company’s Chief Executive Officer (“CEO”), with an exercise price of $2.86 per ADS. The vesting start date of the share options is January 2, 2020.

In March 2020, the Company issued options to purchase 294,828 ADSs to Yoav Stern, the Company’s CEO, with an exercise price of $1.09 per ADS. 99.9% of the options vest at the grant date, and the remaining options will vest 3 years after the grant date.

In August 2020, following the approval of our shareholders, in consideration for his services as the Company’s CEO, and as appropriate incentive, the Company entered a private placement of warrants (the “Stern Transaction”) with its CEO, Mr. Yoav Stern. In consideration of $150,000, the Company issued to Mr. Stern warrants to purchase 6,880,402 ADSs of the Company. The warrants have an exercise price of $0.75 per ADS, will vest over a period of two and a half years and will expire after 7 years. Simultaneously with the issuance of the warrants, Mr. Stern forfeited options to purchase 581,000 ADSs, previously granted to him, as described above. In addition, as long as Mr. Stern is employed by the Company or is a member of the Company’s board of directors, Mr. Stern may invest an additional amount up to $50,000 to buy Series B Warrants, in an amount equal to 10% of the Company’s fully diluted capital. The exercise price per ADS under the Series B Warrants will be the average of the daily volume weighted average price of the ADSs for the 10 consecutive trading days ending on the trading day that is immediately prior to the date of the applicable notice to purchase the Series B Warrants. The grant of the warrants was treated as a modification of the terms of equity-classified share-based payment under IFRS 2. The fair value of the grant was measured at the grant date in an amount of approximately $18.7 million and is recorded as share-based compensation expenses through the vesting period. In the same general meeting that approved the Stern Transaction, the Company’s shareholders approved the amended terms of compensation of the Company’s CEO. In February 2021, Mr. Stern exercised 30% of the series A warrants. In May 2021, Mr. Stern invested $50,000 and received 27,742,103 Series B Warrants. The exercise price of the Series B Warrants is $6.16 per ADS.

In September 2020, the Company issued 1,500,000 warrants to purchase 1,500,000 ADSs to the Company’s director, Mr. Yaron Eitan, in consideration of $150,000. The warrants have an exercise price of $2.25 per ADS, will vest over a period of three years and will expire after 7 years.

In May 2021, the Company issued non-tradable share options to purchase 131,000 Ordinary Shares to directors of the Company at an exercise price ranging from $7.69 to $9.33 per share. The share options are vested over a period 3 years from the grant date. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.

C.

On April 22, 2021, the Group acquired 100% of the shares and voting interests in DeepCube. After the acquisition, one of DeepCube’s founders continued to work at DeepCube, in the role of Chief Technology Officer. In accordance with the terms of the acquisition agreement, 892,465 Ordinary Shares of the Company will be issued to this founder, with a share price protection mechanism. The granting of these shares is subject to conditions related to the continued employment of the founder. Hence these shares were not taken into account as part of the consideration for the business combination. The fair value of those shares, with the share price protection mechanism, is estimated at $7,756 thousand, and will be recognized as post-acquisition compensation cost.

In addition, as part of the acquisition agreement, the Group exchanged equity-settled share-based payment awards held by employees of DeepCube (the acquiree’s awards) for 299,455 RSUs of the Company (the replacement awards). The acquiree’s awards were granted during the years 2018 to 2021 and were generally subject to a 4-year vesting schedule. The replacement awards were granted on the acquisition date and are subject to a 3-year vesting schedule.

D.	On April 26, 2021, the Group acquired 100% of the shares and voting interests in NanoFabrica. In accordance with the terms of the acquisition agreement, 1,178,008 Ordinary Shares of the Company will be issued to NanoFabrica’s founders, with a share price protection mechanism. The granting of these shares is subject to conditions related to the continued employment of the founders. Hence these shares were not taken into account as part of the consideration for the business combination. The fair value of those shares, with the share price protection mechanism, is estimated at $10,941 thousand, and will be recognized as post-acquisition compensation cost.

In addition, as part of the acquisition agreement, the Group exchanged equity-settled share-based payment awards held by employees of NanoFabrica (the acquiree’s awards) for 76,928 RSUs of the Company (the replacement awards). The acquiree’s awards were granted during the years 2017 to 2020 and were generally subject to a 4-year vesting schedule. The replacement awards were granted on the acquisition date and are subject to a 3-year vesting schedule.

E.

The fair value of share options is measured using the Black-Scholes formula or the Binomial pricing model. Measurement inputs include the share price on the measurement date, the exercise price of the instrument, expected volatility (based on the weighted average volatility of the Company’s shares, over the expected term of the options), expected term of the options (based on general option holder behavior and expected share price), expected dividends, and the risk-free interest rate (based on government debentures).

The following is the data used in determining the fair value of the equity instruments granted in 2019 to 2021:

	19.A, C. and D- Consultants and Employees	19.B- Directors and CEO
Number of equity instruments granted	26,861,174	36,744,405
Fair value in the grant date (thousands USD)	86,989	21,056
Range of share price (USD)	2.03-10.94	1.38-6.52
Range of exercise price (USD)	0-11.88	0.7-9.33
Range of expected share price volatility	58.54%-115.14%	60.22%-125.95%
Range of estimated life (years)	4-9	4-7.08
Range of weighted average of risk-free interest rate	0.36%-1.65%	0.29%-1.33%
Expected dividend yield	-	-
Outstanding as of December 31, 2021	21,022,609	34,410,284
Exercisable as of December 31, 2021 (from grants granted in 2019-2021)	7,337,388	30,631,203

F.	The number of share options and RSUs granted to employees and consultants, and included in Note 19.A are as follows:

	2020	2021
	Share option programs	Share option programs	Replacement awards
Outstanding at January 1	521,138	12,603,828	-
Granted during the year	14,295,289	11,850,252	254,409
Exercised during the year	(1,703,902)	(2,351,420)	-
Forfeited or expired during the year	(508,697)	(1,334,460)	-
Outstanding at December 31	12,603,828	20,768,200	254,409
Exercisable as of December 31	880,734	7,337,388	-

The number of share options granted to directors and the CEO included in Note 19.B are as follows:

	2020	2021
Outstanding at January 1	78,435	8,839,482
Granted during the year	8,820,402	27,873,103
Exercised during the year	-	(2,147,454)
Forfeited or expired during the year	(59,355)	(154,847)
Outstanding at December 31	8,839,482	34,410,284
Exercisable as of December 31	8,679,113	30,631,203

G.	The share-based payments expenses in 2021 were $29,782 thousand (in 2020: $20,502 thousand, in 2019: $445 thousand). In addition, the fair value of the warrants granted to underwriters in 2021 were $9,151 thousands and has been recorded as a deduction of share premium.